Cash, Loan and Dividend Restrictions Cash, Loan and Dividend Restrictions Cash, Loan and Dividend Restrictions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Restrictions on Dividends, Loans and Advances Disclosure [Abstract]
Nature of Restrictions on Cash Equivalents [Table Text Block]
Table 3.1 provides a summary of restrictions on cash equivalents in addition to the FRB reserve cash balance requirements.

Table 3.1: Nature of Restrictions on Cash Equivalents

(in millions)	Dec 31, 2017	Dec 31, 2016
Average required reserve balance for FRB (1)	12,306	10,747
Reserve balance for non-U.S. central banks	617	523
Segregated for benefit of brokerage customers under federal and other brokerage regulations	666	717
Related to consolidated variable interest entities (VIEs) that can only be used to settle liabilities of VIEs	492	242

(1)	FRB required reserve balance represents average for the years ended December 31, 2017 and December 31, 2016.